BORROWINGS (Details) $ in Thousands, $ in Thousands	Dec. 31, 2022 HKD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 HKD ($)
BORROWINGS
Borrowings from banks	$ 2,480,532	$ 317,956	$ 6,357,405
Banks
BORROWINGS
Borrowings from banks	$ 2,480,532		$ 6,357,405